Schedule of Investments (unaudited) September 30, 2022	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Small Business Administration, Series 2000-1, 0.00%, 11/10/21(a)	$5	$—
Sterling COOFS Trust(a)
Series 2004-1, Class A, 2.36%, 04/15/29	537	5,371
Series 2004-2, Class Note, 2.08%, 03/30/30(b)	401	4,014

Total Asset-Backed Securities — 0.0% (Cost: $92,535)		9,385

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.2%
Fannie Mae REMICS, Series 2019-36, Class NJ, 3.00%, 07/25/49	2,355	1,923,918
Freddie Mac REMICS, Series 5083, Class IN, 4.50%, 07/25/32	15,598	1,707,795
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, (1 mo. LIBOR US + 16.62%), 10.89%, 08/25/23(c)	4	3,974
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	609	585,283
Series 2018-4, Class MA, 3.50%, 03/25/58	3,465	3,317,339
Series 2019-1, Class MA, 3.50%, 07/25/58	1,095	1,047,013
Series 2019-2, Class MA, 3.50%, 08/25/58	433	412,693

		8,998,015

Commercial Mortgage-Backed Securities — 0.8%
CSAIL Commercial Mortgage Trust(c)
Series 2018-C14, Class XA, 0.72%, 11/15/51	2,059	54,327
Series 2019-C16, Class XA, 1.71%, 06/15/52	6,389	490,272
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 3.77%, 06/15/35(b)(c)	163	157,462
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(b)	1,717	1,410,472
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.89%, 05/15/51(c)	4,943	147,720

		2,260,253

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	145	26,039
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37(a)	19,165	2
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(a)(c)	7,110	7

		26,048

Mortgage-Backed Securities — 3.7%
Fannie Mae REMICS, Series 2021-26, Class AI, 3.50%, 05/25/50	29,390	4,870,613
Freddie Mac REMICS, 4.00%, 10/15/40	3,500	3,372,059
Ginnie Mae, Class IT, 3.50%, 01/20/52	12,192	2,029,511

		10,272,183

Security	Par (000)	Value

Principal Only Collateralized Mortgage Obligations(d) — 0.0%
CHL Mortgage Pass-Through Trust, Series 2003-J8, Class PO, 0.00%, 09/25/23	$9	$8,339
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36	102	73,257
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class CP, 0.00%, 11/25/35	45	25,802

		107,398

Total Non-Agency Mortgage-Backed Securities — 7.7% (Cost: $22,685,327)		21,663,897

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.4%
Federal Housing Administration, USGI Projects, Series 99, 7.43%, 10/01/23(a)	5	5,073
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(d)	13,000	9,405,088

		9,410,161

Collateralized Mortgage Obligations — 65.2%
Fannie Mae, Series 0040, Class K, 6.50%, 08/17/24	7	6,614
Fannie Mae REMICS
Series 1993-247, Class SN, (12 mo. LIBOR US + 63.85%), 10.00%, 12/25/23(c)	7	6,833
Series 2004-31, Class ZG, 7.50%, 05/25/34	2,270	2,474,381
Series 2004-84, Class SD, (1 mo. LIBOR US + 12.75%), 7.51%, 04/25/34(c)	518	509,988
Series 2005-73, Class DS, (1 mo. LIBOR US + 17.55%), 9.53%, 08/25/35(c)	53	50,344
Series 2010-134, Class DB, 4.50%, 12/25/40	7,000	6,892,919
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060	2,933,532
Series 2010-47, Class JB, 5.00%, 05/25/30	2,375	2,364,657
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350	13,697,185
Series 2011-8, Class ZA, 4.00%, 02/25/41	4,250	4,101,670
Series 2011-99, Class CB, 4.50%, 10/25/41	34,758	34,196,844
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,524,846
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000	6,501,911
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415	2,597,058
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 3.64%, 05/25/48(c)	4,778	4,199,230
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001	1,933,556
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	451	482,767
Series 2542, Class UC, 6.00%, 12/15/22	2	1,519
Series 2731, Class ZA, 4.50%, 01/15/34	1,817	1,787,623
Series 2927, Class BZ, 5.50%, 02/15/35	1,917	1,936,320
Series 3745, Class ZA, 4.00%, 10/15/40	1,242	1,187,797
Series 3762, Class LN, 4.00%, 11/15/40	2,000	1,910,313
Series 3780, Class ZA, 4.00%, 12/15/40	3,164	3,028,705
Series 3856, Class PB, 5.00%, 05/15/41	7,120	7,169,242
Series 3960, Class PL, 4.00%, 11/15/41	2,859	2,744,153
Series 3963, Class JB, 4.50%, 11/15/41	581	570,760
Series 4016, Class BX, 4.00%, 09/15/41	15,408	14,749,810
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,380,061

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 4299, Class JY, 4.00%, 01/15/44	$1,000	$945,481
Series 4316, Class VB, 4.50%, 03/15/34	261	260,973
Series 4384, Class LB, 3.50%, 08/15/43	4,588	4,423,147
Series 4471, Class JB, 3.50%, 09/15/43	3,932	3,398,473
Series 4615, Class LB, 4.50%, 09/15/41	7,508	7,397,022
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,873,036
Series 4774, Class L, 4.50%, 03/15/48	5,982	5,911,638
Series 4830, Class AV, 4.00%, 10/15/33	1,069	999,921
Series 4880, Class LG, 3.50%, 05/15/49	2,196	1,937,821
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	8,680	8,429,107
Series 2012-16, Class HJ, 4.00%, 09/20/40	5,954	5,771,460
Series 2015-96, Class ZM, 4.00%, 07/20/45	8,357	7,719,228
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,070	5,701,939

		183,709,884

Interest Only Collateralized Mortgage Obligations — 5.1%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	39	2,108
Fannie Mae REMICS
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(c)	1	2
Series 1997-90, Class M, 6.00%, 01/25/28	102	2,531
Series 2006-36, Class PS, (1 mo. LIBOR US + 6.60%), 3.52%, 05/25/36(c)	2,477	211,024
Series 2011-134, Class ST, (1 mo. LIBOR US + 6.00%), 2.92%, 12/25/41(c)	13,613	1,450,253
Series 2013-10, Class PI, 3.00%, 02/25/43	3,962	546,280
Series 2013-45, Class EI, 4.00%, 04/25/43	1,432	136,958
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 3.17%, 09/25/45(c)	12,932	921,122
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 3.07%, 09/25/47(c)	18,855	2,014,526
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 2.97%, 06/25/49(a)(c)	9,362	984,865
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 3.02%, 07/25/49(c)	2,978	294,034
Series 2020-12, Class JI, 4.50%, 03/25/50	8,316	1,749,991
Freddie Mac REMICS
Series 3744, Class PI, 4.00%, 06/15/39	1,417	73,397
Series 3796, Class WS, (1 mo. LIBOR US + 6.55%), 3.73%, 02/15/40(c)	590	7,732
Series 3923, Class SD, (1 mo. LIBOR US + 6.00%), 3.18%, 09/15/41(c)	17,883	1,580,288
Series 3954, Class SL, (1 mo. LIBOR US + 6.00%), 3.18%, 11/15/41(c)	11,172	1,064,101
Series 4026, Class IO, 4.50%, 04/15/32	673	61,729
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 3.33%, 10/15/42(c)	241	26,240
Series 4706, Class IG, 4.00%, 07/15/47	8,777	1,550,558
Ginnie Mae(c)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 3.53%, 12/16/39	402	30,587
Series 2011-52, Class MJ, (1 mo. LIBOR US + 6.65%), 3.64%, 04/20/41	3,148	163,002

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae(c) (continued)
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 3.73%, 04/16/41	$3,833	$282,126
Series 2012-97, Class JS, (1 mo. LIBOR US + 6.25%), 3.31%, 08/16/42	5,552	183,161
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 3.19%, 07/20/47	9,702	1,002,819

		14,339,434
Mortgage-Backed Securities — 84.7%
Fannie Mae, Series 2020-M21, Class AX, 1.94%, 01/25/58(c)	1,721	249,241
Fannie Mae Mortgage-Backed Securities(e)
3.50%, 10/13/22	4,715	4,274,862
4.00%, 10/13/22	33,599	31,626,427
3.00%, 09/01/60	4,595	4,015,660
Fannie Mae REMICS, Series 2021-23, Class CI, 3.50%, 07/25/46	20,675	3,524,353
Freddie Mac Mortgage-Backed Securities, 5.50%, 10/13/22(e)	5,039	5,199,917
Freddie Mac REMICS, Series 5013, Class JI, 4.00%, 09/25/50	21,735	3,417,044
Freddie Mac Structured Pass-Through Certificates(c)
Series K094, Class X1, 1.02%, 06/25/29	1,406	65,927
Series K104, Class X1, 1.25%, 01/25/30	1,354	84,759
Series K105, Class X1, 1.64%, 01/25/30	1,821	155,748
Series K107, Class X1, 1.71%, 01/25/30	1,231	111,141
Series K109, Class X1, 1.70%, 04/25/30	941	84,474
Series K110, Class X1, 1.81%, 04/25/30	394	37,410
Series K113, Class X1, 1.49%, 06/25/30	1,592	128,879
Series K115, Class X1, 1.43%, 06/25/30	1,953	153,010
Series K120, Class X1, 1.13%, 10/25/30	3,896	241,211
Series K122, Class X1, 0.97%, 11/25/30	1,673	90,057
Series T-11, Class A9, 0.13%, 01/25/28	117	115,500
Ginnie Mae
2.50%, 02/20/51	25,989	3,234,464
Series 2013-63, Class IO, 0.72%, 09/16/51(c)	4,932	108,013
Series 2014-169, Class IO, 0.63%, 10/16/56(c)	13,903	330,828
Series 2016-113, Class IO, 1.18%, 02/16/58(c)	3,472	187,852
Ginnie Mae Mortgage-Backed Securities
7.50%, 02/15/23 - 11/15/23	2	2,215
8.00%, 05/15/26 - 06/15/27	10	9,830
5.00%, 10/20/39(f)	1,095	1,111,565
Uniform Mortgage-Backed Securities
2.00%, 10/13/22(e)	38,025	30,934,766
2.50%, 10/13/22 - 10/18/37(e)(g)	17,935	15,126,034
4.00%, 10/13/22 - 10/01/48(e)(f)	23,169	21,818,675
4.50%, 10/13/22 - 09/01/41(e)(f)	19,397	18,912,392
5.50%, 10/13/22 - 06/ 01/38(e)	3,715	3,833,454
5.00%, 01/01/23 - 10/13/52(e)(f)(g)	12,337	12,330,330
6.50%, 10/01/38 - 10/01/39	1,268	1,334,873
3.00%, 10/13/52 - 11/14/52(g)	80,200	69,775,319
3.50%, 10/13/52(g)	3,664	3,297,314
Series 1839, Class QA, 4.00%, 10/13/22(e)(f)	2,870	2,710,985

		238,634,529

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations(d) — 0.0%
Fannie Mae Interest Strip
Series 203, Class 1, 0.00%, 02/25/23	$—	(h)	$61
Series 228, Class 1, 0.00%, 06/25/23	—	(h)	80
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 0.00%, 02/25/29	20		17,718
Fannie Mae REMICS
Series 1993-51, Class E, 0.00%, 02/25/23	—	(h)	203
Series 1993-70, Class A, 0.00%, 05/25/23	—	(h)	96
Series 2002-13, Class PR, 0.00%, 03/25/32	26		23,307
Series G93-2, Class KB, 0.00%, 01/25/23	—	(h)	284
Freddie Mac REMICS
Series 1418, Class M, 0.00%, 11/15/22	—	(h)	60
Series 1571, Class G, 0.00%, 08/15/23	1		1,270
Series 1691, Class B, 0.00%, 03/15/24	19		18,393

			61,472

Total U.S. Government Sponsored Agency Securities — 158.4%

(Cost: $512,867,518)			446,155,480

Total Long-Term Investments — 166.1% (Cost: $535,645,380)			467,828,762

Short-Term Securities

Borrowed Bond Agreement — 0.3%
Credit Suisse AG, 2.24%, open (Purchased on 08/03/22 to be repurchased at $856,318, Collateralized by U.S. Treasury Bonds, 2.91%,11/15/42, par and fair values of $856,249 and $742,877, respectively(i)(j)	856		856,249

	Shares

Money Market Funds — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(k)(l)	10,938,552		10,938,552

Total Short-Term Securities — 4.2% (Cost: $11,794,801)			11,794,801

Total Investments Before Borrowed Bonds and TBA Sale Commitments — 170.3% (Cost: $547,440,181)			479,623,563

Security	Par (000)	Value

Borrowed Bonds

U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42(m)	$(917)	$(742,877)

Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(742,877)

TBA Sale Commitments

Mortgage-Backed Securities — (12.4)%
Uniform Mortgage-Backed Securities, 3.00%, 10/13/52(g)	(40,100)	(34,894,832)

Total TBA Sale Commitments — (12.4)% (Proceeds: $(36,162,054))		(34,894,832)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 157.6% (Cost: $510,435,780)		443,985,854

Liabilities in Excess of Other Assets — (57.6)%		(162,260,002)

Net Assets — 100.0%		$281,725,852

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)	Represents or includes a TBA transaction.
(h)	Rounds to less than 1,000.
(i)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(j)	The amount to be repurchased assumes the maturity will be the day after the period end.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$12,560,167	$—	$(1,621,615)	(a)	$—	$—	$10,938,552	10,938,552	$53,830	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements

Bank of America N.A.	2.90%	09/12/22	10/13/22	$1,551,804	$1,553,929	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	5,169,612	5,176,691	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	2,197,894	2,200,904	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	6,457,873	6,466,717	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	5,821,340	5,829,312	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	5,484,464	5,491,975	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	2,402,433	2,405,723	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	1,658,244	1,660,515	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	6,477,566	6,486,436	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	2,891,775	2,895,735	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	2,100,961	2,103,838	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	6,550,216	6,559,186	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	6,627,978	6,637,055	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	1,586,315	1,588,487	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	4,347,261	4,353,215	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	3,452,255	3,456,983	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	6,037,518	6,045,786	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	4,264,489	4,270,329	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	4,360,896	4,366,868	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of America N.A.	2.90	09/12/22	10/13/22	6,542,004	6,550,963	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91	09/12/22	10/13/22	4,128,644	4,134,318	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91	09/12/22	10/13/22	9,891,925	9,905,518	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91	09/12/22	10/13/22	22,221,350	22,254,040	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91	09/12/22	10/13/22	4,368,188	4,374,191	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$126,593,005	$126,768,714

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	530	12/20/22	$59,393	$(3,024,674)

Short Contracts
10-Year U.S. Ultra Long Treasury Note	174	12/20/22	20,622	1,307,244
U.S. Long Bond	158	12/20/22	19,987	1,675,838
2-Year U.S. Treasury Note	205	12/30/22	42,089	(1,862)
5-Year U.S. Treasury Note	132	12/30/22	14,182	505,944

				3,487,164

				$462,490

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.05%	Quarterly	1-Day FEDL, 3.08%	Quarterly	N/A	10/21/22	USD	1,638	$10,693	$(4)	$10,697
1-Day SOFR, 3.07%	Quarterly	0.05%	Quarterly	N/A	10/21/22	USD	1,638	(10,445)	—	(10,445)
1-Day SOFR, 3.07%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	137	(15,616)	(21)	(15,595)
0.18%	Quarterly	1-Day FEDL, 3.08%	Quarterly	N/A	10/21/25	USD	137	15,732	17	15,715

								$364	$(8)	$372

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$—	$9,385	$9,385
Non-Agency Mortgage-Backed Securities	—	21,663,888	9	21,663,897
U.S. Government Sponsored Agency Securities	—	445,165,542	989,938	446,155,480

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Borrowed Bond Agreement	$—	$856,249	$—	$856,249
Money Market Funds	10,938,552	—	—	10,938,552
Liabilities
Investments
Borrowed Bonds	—	(742,877)	—	(742,877)
TBA Sale Commitments	—	(34,894,832)	—	(34,894,832)

	$10,938,552	$432,047,970	$999,332	$443,985,854

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,489,026	$26,412	$—	$3,515,438
Liabilities
Interest Rate Contracts	(3,026,536)	(26,040)	—	(3,052,576)

	$462,490	$372	$—	$462,862

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $126,768,714 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

FEDL	Fed Funds Effective Rate

IO	Interest Only

LIBOR	London Interbank Offered Rate

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	6